Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Loss attributable to common stockholders($ in thousands)
2023	1,547,772	1,440,564	1,087,586	993,531	8	(41,465)
2022	1,590,347	91,869	1,523,156	222,550	8	(38,728)
2021	3,635,198	(1,401,408)	2,148,786	539,237	33	(28,315)

Named Executive Officers, Footnote	Mr. Erlander served as our PEO during each year shown. The Non-PEO NEO's presented in the table represent the two highest paid NEO's during the respective years as follows:
•2023: Fairooz Kabbinavar and James Levine
•2022: James Levine and Tod Smeal
•2021: Vicki Kelemen and James Levine

PEO Total Compensation Amount	$ 1,547,772	$ 1,590,347	$ 3,635,198
PEO Actually Paid Compensation Amount	$ 1,440,564	91,869	(1,401,408)
Adjustment To PEO Compensation, Footnote	The 2023 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2023		2022		2021
	PEO ($)	Average for Other NEO's ($)	PEO ($)	Average for Other NEO's ($)	PEO ($)	Average for Other NEO's ($)
Summary Compensation Table	1,547,772	1,087,586	1,590,347	1,523,156	3,635,198	2,148,786
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(i)	(672,978)	(438,573)	(753,272)	(919,022)	(2,851,972)	(1,701,431)
Increase/(decrease) for the Inclusion of "Rule 402(v) Equity Values" (i)	565,770	344,518	(745,206)	(381,584)	(2,184,634)	91,882
Compensation Actually Paid	1,440,564	993,531	91,869	222,550	(1,401,408)	539,237

(i)Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, calculated as follows:

	2023		2022		2021
“Inclusion of Rule 402(v) Equity Values”	PEO ($)	Average for Other NEO's ($)	PEO ($)	Average for Other NEO's ($)	PEO ($)	Average for Other NEO's ($)
Add: Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	528,548	334,957	446,788	253,637	1,992,010	1,380,605
Add: Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	12,311	620	(288,112)	(457,723)	(2,270,502)	(701,257)
Add: Awards that are granted and vest in the same year, the fair value as of the vesting date	—	—	—	—	—	—
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	24,911	8,941	(903,882)	(177,498)	(1,906,142)	(587,466)
Subtract: Awards Granted in any prior fiscal year that failed to vest Change in Value of Prior Years’ Equity Awards that Forfeited During the Year	—	—	—	—	—	—
Increase/(decrease) for the “Inclusion of Rule 402(v) Equity Values” (i)	565,770	344,518	(745,206)	(381,584)	(2,184,634)	91,882

Non-PEO NEO Average Total Compensation Amount	$ 1,087,586	1,523,156	2,148,786
Non-PEO NEO Average Compensation Actually Paid Amount	$ 993,531	222,550	539,237
Adjustment to Non-PEO NEO Compensation Footnote	The 2023 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2023		2022		2021
	PEO ($)	Average for Other NEO's ($)	PEO ($)	Average for Other NEO's ($)	PEO ($)	Average for Other NEO's ($)
Summary Compensation Table	1,547,772	1,087,586	1,590,347	1,523,156	3,635,198	2,148,786
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(i)	(672,978)	(438,573)	(753,272)	(919,022)	(2,851,972)	(1,701,431)
Increase/(decrease) for the Inclusion of "Rule 402(v) Equity Values" (i)	565,770	344,518	(745,206)	(381,584)	(2,184,634)	91,882
Compensation Actually Paid	1,440,564	993,531	91,869	222,550	(1,401,408)	539,237

(i)Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, calculated as follows:

	2023		2022		2021
“Inclusion of Rule 402(v) Equity Values”	PEO ($)	Average for Other NEO's ($)	PEO ($)	Average for Other NEO's ($)	PEO ($)	Average for Other NEO's ($)
Add: Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	528,548	334,957	446,788	253,637	1,992,010	1,380,605
Add: Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	12,311	620	(288,112)	(457,723)	(2,270,502)	(701,257)
Add: Awards that are granted and vest in the same year, the fair value as of the vesting date	—	—	—	—	—	—
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	24,911	8,941	(903,882)	(177,498)	(1,906,142)	(587,466)
Subtract: Awards Granted in any prior fiscal year that failed to vest Change in Value of Prior Years’ Equity Awards that Forfeited During the Year	—	—	—	—	—	—
Increase/(decrease) for the “Inclusion of Rule 402(v) Equity Values” (i)	565,770	344,518	(745,206)	(381,584)	(2,184,634)	91,882

Total Shareholder Return Amount	$ 8	8	33
Net Income (Loss)	$ (41,465,000)	(38,728,000)	(28,315,000)
PEO Name	Mr. Erlander
PEO | Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table( [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (672,978)	(753,272)	(2,851,972)
PEO | Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	565,770	(745,206)	(2,184,634)
PEO | Equity Awards, Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	528,548	446,788	1,992,010
PEO | Equity Awards, Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	12,311	(288,112)	(2,270,502)
PEO | Equity Awards, Add: Awards that are granted and vest in the same year, the fair value as of the vesting date [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO | Equity Awards, Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	24,911	(903,882)	(1,906,142)
PEO | Equity Awards, Change in Value of Prior Years’ Equity Awards that Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table( [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(438,573)	(919,022)	(1,701,431)
Non-PEO NEO | Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	344,518	(381,584)	91,882
Non-PEO NEO | Equity Awards, Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	334,957	253,637	1,380,605
Non-PEO NEO | Equity Awards, Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	620	(457,723)	(701,257)
Non-PEO NEO | Equity Awards, Add: Awards that are granted and vest in the same year, the fair value as of the vesting date [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards, Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	8,941	(177,498)	(587,466)
Non-PEO NEO | Equity Awards, Change in Value of Prior Years’ Equity Awards that Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 0	$ 0	$ 0